CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2025
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note 21 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s subsidiaries are also required to set aside at least 10% of their after-tax profit based on PRC accounting standards each year to their statutory reserves account until the cumulative amount of such reserves reaches 50% of their respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenue are conducted and generated in the PRC, and all of the Company’s revenue earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into U.S. dollars.

Regulation S-X requires the condensed financial information of the registrant to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments — Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries” and the subsidiaries’ gain as “Equity in gain of subsidiaries” on the Condensed Statements of Comprehensive Income.

For the years ended December 31, 2023, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations, or guarantees of the Company.

Note 21 —  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY  (continued)

PARENT COMPANY CONDENSED BALANCE SHEETS

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
ASSETS:
Cash and cash equivalents	4,437	1,490	213
Prepayment and other current assets	3,450,175	40,672,667	5,813,620
Amount due from related parties	43,345,774	66,413,758	9,492,969
Investment in subsidiaries	25,822,112	16,111,116	2,302,871
TOTAL ASSETS	72,622,498	123,199,031	17,609,673
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Payroll payables	159,243	531,990	76,041
Other payables	1,314,148	1,855,822	265,266
Amount due to related party	—	229,730	32,837
TOTAL LIABILITIES	1,473,391	2,617,542	374,144
SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0025 par value; 15,800,000 shares authorized; 80,596 shares and 892,686 shares issued and outstanding as of December 31, 2024 and 2025, respectively*	1,387	15,356	2,232
Class B ordinary shares, $0.0025 par value; 3,000,000 shares authorized; 42,083 shares issued and outstanding as of December 31, 2024 and 2025*	724	724	105
Additional paid-in capital	50,180,671	127,454,016	18,217,867
Statutory reserves	2,054,975	2,111,434	301,802
Ordinary shares subscribed	(1,913)	(15,755,217)	(2,252,000)
Accumulated other comprehensive income (loss)	418,491	(1,086,344)	(155,319)
Retained earnings	18,494,772	7,841,520	1,120,842
TOTAL SHAREHOLDERS’ EQUITY	71,149,107	120,581,489	17,235,529
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	72,622,498	123,199,031	17,609,673
*

Ordinary Shares have been retroactively adjusted to reflect the decreased number of shares resulting from the Share Consolidations, Change of Authorized Share Capital and Issue of Dual Class Shares effective on June 24, 2025 and March 23, 2026.

Note 21 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY  (continued)

PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
General and administrative expenses	—	2,471,530	10,280,791	1,469,505
Research and development expenses	—	86,320	86,053	12,300
LOSS FROM OPERATIONS	—	(2,557,850)	(10,366,844)	(1,481,805)
Interest income	—	14,569	202	29
Other income, net	—	—	387,638	55,407
Equity in gain (loss) of subsidiaries	9,483,524	8,146,508	(617,789)	(88,305)
INCOME (LOSS) BEFORE INCOME TAX	9,483,524	5,603,227	(10,596,793)	(1,514,674)
NET INCOME (LOSS)	9,483,524	5,603,227	(10,596,793)	(1,514,674)

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	—	418,491	(1,504,835)	(215,096)
TOTAL COMPREHENSIVE INCOME (LOSS)	9,483,524	6,021,718	(12,101,628)	(1,729,770)

Note 21 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY  (continued)

PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net income (loss)	9,483,524	5,603,227	(10,596,793)	(1,514,674)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in (gain) loss of subsidiaries	(9,483,524)	(8,146,508)	617,789	88,305
Share-based compensation	—	—	6,264,915	895,487
Unrealized foreign exchange loss (gain)	—	418,491	(1,504,798)	(215,091)
Changes in operating assets and liabilities:
Prepayment and other current assets	—	(179,935)	(831,438)	(118,843)
Other payables	—	1,314,148	541,674	77,427
Payroll payables	—	159,243	372,747	53,279
NET CASH USED IN OPERATING ACTIVITIES	—	(831,334)	(5,135,904)	(734,110)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	—	—	(36,162,841)	(5,169,000)
NET CASH USED IN INVESTING ACTIVITIES	—	—	(36,162,841)	(5,169,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares upon the completion of IPO	—	54,481,760	—	—
Proceeds from issuance of ordinary shares upon exercise of underwriters’ over-allotment option	—	8,690,520	—	—
Capital contributed by shareholders	—	—	1,993	285
Share issuances, net of issuance costs	—	—	55,267,102	7,899,702
Net repayment from related parties	—	(52,885,180)	(13,745,047)	(1,964,673)
Deferred costs related to shares offering	—	(9,451,329)	(228,213)	(32,620)
NET CASH PROVIDED BY FINANCING ACTIVITIES	—	835,771	41,295,835	5,902,694
EFFECT OF FOREIGN EXCHANGE RATE ON CASH AND CASH EQUIVALENT	—	—	(37)	(5)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENT	—	4,437	(2,947)	(421)
TOTAL CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	4,437	634
TOTAL CASH AND CASH EQUIVALENTS, END OF YEAR	—	4,437	1,490	213